The Fair Value Option (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due		$ 0
Eligible Item or Group For Fair Value Option	28.10	7.10		4.83
Loans Receivable and Written Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Eligible Item or Group For Fair Value Option	1.70	(0.02)	0	(0.85)	(4.27)
Fair value, option, aggregate differences, long-term debt instruments	$ 995.20	$ 978.30		$ 846.69